Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
At beginning of period	£ 6,723
At end of period	7,116	£ 6,723
Impairment loss of goodwill	£ 0	85
Goodwill		£ 5,522
Expected growth rate	1.40%	1.60%
Retail Banking
Intangible assets
Impairment loss of goodwill		£ 85
Goodwill	£ 2,607	2,607
Commercial Banking
Intangible assets
Goodwill	£ 2,606	£ 2,606
Retail Banking, Commercial Banking and Private Banking
Intangible assets
Pre-tax discount rate	15.30%	13.90%
Private Banking
Intangible assets
Goodwill	£ 9	£ 9
RBS International
Intangible assets
Goodwill	£ 300	£ 300
Pre-tax discount rate	14.00%	12.10%
Gross Carrying Amount [Member]
Intangible assets
At beginning of period	£ 12,989	£ 12,531
Currency translation and other adjustments	(11)	29
Additions	743	479
Disposals and write-off of fully amortised assets	(27)	(50)
At end of period	13,694	12,989
Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(6,266)	(5,876)
Currency translation and other adjustments	12	(31)
Disposals and write-off of fully amortised assets	17	28
Impairment of intangible assets		87
Amortisation charge for the year	341	300
At end of period	(6,578)	(6,266)
Goodwill
Intangible assets
At beginning of period	5,522
At end of period	5,522	5,522
Goodwill | Gross Carrying Amount [Member]
Intangible assets
At beginning of period	9,939	9,939
Currency translation and other adjustments	(8)
At end of period	9,931	9,939
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(4,417)	(4,332)
Currency translation and other adjustments	8
Impairment of intangible assets		85
At end of period	(4,409)	(4,417)
Intangible assets other than goodwill
Intangible assets
At beginning of period	1,201
At end of period	1,594	1,201
Intangible assets other than goodwill | Gross Carrying Amount [Member]
Intangible assets
At beginning of period	3,050	2,592
Currency translation and other adjustments	(3)	29
Additions	743	479
Disposals and write-off of fully amortised assets	(27)	(50)
At end of period	3,763	3,050
Intangible assets other than goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(1,849)	(1,544)
Currency translation and other adjustments	4	(31)
Disposals and write-off of fully amortised assets	17	28
Impairment of intangible assets		2
Amortisation charge for the year	341	300
At end of period	£ (2,169)	£ (1,849)